Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 2,021.2	$ 1,690.0
Cost of sales
Mine operating costs	1,040.8	905.8
Depreciation and amortization	426.6	391.7
Cost of Sales	1,467.4	1,297.5
Gross profit	553.8	392.5
Selling and administrative expenses	57.0	39.2
Exploration expenses	42.6	29.3
Other expenses	57.4	38.3
Re-evaluation adjustment - environmental provision	(3.5)	(11.4)
Results from operating activities	400.3	297.1
Net interest expense on long term debt	69.8	76.2
Accretion on streaming arrangements	24.2	26.3
Change in fair value of financial instruments	16.6	14.0
Other net finance costs	38.1	28.8
Net finance expense	148.7	145.3
Income before tax	251.6	151.8
Tax expense	183.8	82.3
Net income for the year	67.8	69.5
Attributable to:
Owners of the Company	76.7	66.4
Non-controlling interest	(8.9)	3.1
Net income for the year	$ 67.8	$ 69.5
Earnings per share
Basic	$ 0.2	$ 0.22
Diluted	$ 0.2	$ 0.22
Weighted average number of common shares outstanding:
Basic	376,785,518	310,845,281
Diluted	377,291,211	310,953,110